Leases (Schedule of Future Minimum Lease Payments for Non-cancellable Leases) (Detail) - Subsidiaries [Member] $ in Thousands	Dec. 31, 2014 USD ($)
Operating
2015	$ 17,677
2016	21,454
2017	22,179
2018	20,423
2019	15,180
Thereafter	120,791
Total minimum lease payments	217,704
Capital
2015	8,160
2016	2,178
2017	0
2018	0
2019	0
Thereafter	0
Total minimum lease payments	$ 10,338